Company Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Beauty Wave Limited ("Beauty Wave")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	British Virgin Islands ("BVI")
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
China Wave Group Limited ("China Wave")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
Uni-Force Development Limited ("Uni-Force")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
Huiyou Digital (Shenzhen) Ltd. ("Huiyou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Beijing Dongganlefeng Information Technology Co., Ltd. ("Donggan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Beijing Longyuebaifu Information Technology Co., Ltd. ("Longyue")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
OWX Hong Kong Limited ("OWX HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Dec. 28, 2009
Percentage of ownership	100.00%
Principal activities	Provision of handset design products and services
Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Apr. 19, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Shenzhen Qilewuxian Software Development Co. Ltd. ("Qilewuxian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Apr. 19, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
OWX (Beijing) Technology Co., Ltd. ("OWX Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep. 03, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
Shenzhen Yikechuanghui Technology Co., Ltd. ("Yikechuanghui")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct. 21, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. ("Zhongtuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Nov. 18, 2010
Percentage of ownership	100.00%
Principal activities	Provision of handset design products and services
3GUU BVI
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
3GUU Mobile Entertainment Co. Limited ("3GUU HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
Yitongtianxia
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
OWX Group Limited ("OWX BVI")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb. 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
OWX Development Limited ("OWX Development")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb. 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
HYD Holding Limited ("HYD Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb. 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
3GUU Holding Limited ("3GUU Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb. 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
C&V Limited ("C&V BVI)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Aug. 27, 2012
Percentage of ownership	51.00%
Principal activities	Investment holding
Shenzhen Douqu Software Co., Ltd ("Douqu")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep. 05, 2012
Percentage of ownership	80.00%
Principal activities	Development, operation of mobile phone games
C&V Hong Kong Limited ("C&V HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Sep. 21, 2012
Percentage of ownership	51.00%
Principal activities	Investment holding